INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Operating loss carryforwards	$ 17,627	$ 14,761
Capital loss carryforwards	143	147
Allowance for doubtful accounts	13	13
Tax credit carryforwards	560	558
Accrued expenses	682	910
Total deferred tax assets	19,025	16,389
Deferred tax liabilities:
Depreciation of property and equipment	(111)	(139)
Deferred tax assets net of deferred tax liabilities before valuation allowance	18,914	16,250
Valuation allowance	(18,478)	(15,901)
Deferred tax assets, net	$ 436	$ 349